Taxes Payable	12 Months Ended
Dec. 31, 2023
Taxes Payable [Abstract]
TAXES PAYABLE

NOTE 11 – Taxes payable

As of December 31, 2023 and 2022, taxes payable consisted of the following.

	2023	2022

Value-added tax	$1,219,713	$1,135,002
Income tax	564,372	404,617
Other taxes	133,562	131,703
Total	$1,917,647	$1,671,322